Income Taxes - Components of Deferred Income Tax Assets and Liabilities (Detail) - USD ($)	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Net operating carry forwards	$ 4,658,383	$ 4,025,503	$ 3,266,027
Research and development expenses		(976,078)
Research and development expenses			976,078
Intangible assets			38,000
Non-deductible expenses			57,927
Valuation allowance	(4,658,383)	(3,049,925)	(4,338,032)
Income tax provision (benefit)	$ 0	$ 0	$ 0